Fair Value Measurements - Plan's Financial Assets at Fair Value (Details) - Minerals Technologies Inc. Savings and Investment Plan [Member] - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Fair Value Measurements [Abstract]
Investments	$ 326,467	$ 304,747
Cash Equivalents [Member]
Fair Value Measurements [Abstract]
Investments	1,925	1,676
Fixed Income Funds [Member]
Fair Value Measurements [Abstract]
Investments	12,668	13,937
Equity Funds [Member]
Fair Value Measurements [Abstract]
Investments	53,228	46,967
Growth & Income Funds [Member]
Fair Value Measurements [Abstract]
Investments	127,413	115,152
International Funds [Member]
Fair Value Measurements [Abstract]
Investments	11	10
Mutual Funds [Member]
Fair Value Measurements [Abstract]
Investments	196,341	178,481
Common Stock - Participant-Directed Brokerage Account [Member]
Fair Value Measurements [Abstract]
Investments	1,029	848
Common Stock - Pharmaceuticals [Member]
Fair Value Measurements [Abstract]
Investments	4,957	5,404
Common Stock - Industrial [Member]
Fair Value Measurements [Abstract]
Investments	37,028	43,830
Common Stock [Member]
Fair Value Measurements [Abstract]
Investments	43,014	50,082
Common Collective Funds [Member]
Fair Value Measurements [Abstract]
Investments	85,187	74,508
Participant-Directed Brokerage Account [Member] | Fixed Income Funds [Member]
Fair Value Measurements [Abstract]
Investments	179	156
Participant-Directed Brokerage Account [Member] | Equity Funds – Capital Growth [Member]
Fair Value Measurements [Abstract]
Investments	1,951	1,623
Participant-Directed Brokerage Account [Member] | Equity Funds – Current Income [Member]
Fair Value Measurements [Abstract]
Investments	767	529
Participant-Directed Brokerage Account [Member] | Balanced Funds [Member]
Fair Value Measurements [Abstract]
Investments	124	107
Investments at Fair Value as determined by Quoted or Published Prices in active markets (Level I) [Member]
Fair Value Measurements [Abstract]
Investments	241,280	230,239
Investments at Fair Value as determined by Quoted or Published Prices in active markets (Level I) [Member] | Cash Equivalents [Member]
Fair Value Measurements [Abstract]
Investments	1,925	1,676
Investments at Fair Value as determined by Quoted or Published Prices in active markets (Level I) [Member] | Fixed Income Funds [Member]
Fair Value Measurements [Abstract]
Investments	12,668	13,937
Investments at Fair Value as determined by Quoted or Published Prices in active markets (Level I) [Member] | Equity Funds [Member]
Fair Value Measurements [Abstract]
Investments	53,228	46,967
Investments at Fair Value as determined by Quoted or Published Prices in active markets (Level I) [Member] | Growth & Income Funds [Member]
Fair Value Measurements [Abstract]
Investments	127,413	115,152
Investments at Fair Value as determined by Quoted or Published Prices in active markets (Level I) [Member] | International Funds [Member]
Fair Value Measurements [Abstract]
Investments	11	10
Investments at Fair Value as determined by Quoted or Published Prices in active markets (Level I) [Member] | Mutual Funds [Member]
Fair Value Measurements [Abstract]
Investments	196,341	178,481
Investments at Fair Value as determined by Quoted or Published Prices in active markets (Level I) [Member] | Common Stock - Participant-Directed Brokerage Account [Member]
Fair Value Measurements [Abstract]
Investments	1,029	848
Investments at Fair Value as determined by Quoted or Published Prices in active markets (Level I) [Member] | Common Stock - Pharmaceuticals [Member]
Fair Value Measurements [Abstract]
Investments	4,957	5,404
Investments at Fair Value as determined by Quoted or Published Prices in active markets (Level I) [Member] | Common Stock - Industrial [Member]
Fair Value Measurements [Abstract]
Investments	37,028	43,830
Investments at Fair Value as determined by Quoted or Published Prices in active markets (Level I) [Member] | Common Stock [Member]
Fair Value Measurements [Abstract]
Investments	43,014	50,082
Investments at Fair Value as determined by Quoted or Published Prices in active markets (Level I) [Member] | Common Collective Funds [Member]
Fair Value Measurements [Abstract]
Investments	0	0
Investments at Fair Value as determined by Quoted or Published Prices in active markets (Level I) [Member] | Participant-Directed Brokerage Account [Member] | Fixed Income Funds [Member]
Fair Value Measurements [Abstract]
Investments	179	156
Investments at Fair Value as determined by Quoted or Published Prices in active markets (Level I) [Member] | Participant-Directed Brokerage Account [Member] | Equity Funds – Capital Growth [Member]
Fair Value Measurements [Abstract]
Investments	1,951	1,623
Investments at Fair Value as determined by Quoted or Published Prices in active markets (Level I) [Member] | Participant-Directed Brokerage Account [Member] | Equity Funds – Current Income [Member]
Fair Value Measurements [Abstract]
Investments	767	529
Investments at Fair Value as determined by Quoted or Published Prices in active markets (Level I) [Member] | Participant-Directed Brokerage Account [Member] | Balanced Funds [Member]
Fair Value Measurements [Abstract]
Investments	124	107
Valuation techniques based on observable market data (Level II) [Member]
Fair Value Measurements [Abstract]
Investments	0	0
Valuation techniques based on observable market data (Level II) [Member] | Cash Equivalents [Member]
Fair Value Measurements [Abstract]
Investments	0	0
Valuation techniques based on observable market data (Level II) [Member] | Fixed Income Funds [Member]
Fair Value Measurements [Abstract]
Investments	0	0
Valuation techniques based on observable market data (Level II) [Member] | Equity Funds [Member]
Fair Value Measurements [Abstract]
Investments	0	0
Valuation techniques based on observable market data (Level II) [Member] | Growth & Income Funds [Member]
Fair Value Measurements [Abstract]
Investments	0	0
Valuation techniques based on observable market data (Level II) [Member] | International Funds [Member]
Fair Value Measurements [Abstract]
Investments	0	0
Valuation techniques based on observable market data (Level II) [Member] | Mutual Funds [Member]
Fair Value Measurements [Abstract]
Investments	0	0
Valuation techniques based on observable market data (Level II) [Member] | Common Stock - Participant-Directed Brokerage Account [Member]
Fair Value Measurements [Abstract]
Investments	0	0
Valuation techniques based on observable market data (Level II) [Member] | Common Stock - Pharmaceuticals [Member]
Fair Value Measurements [Abstract]
Investments	0	0
Valuation techniques based on observable market data (Level II) [Member] | Common Stock - Industrial [Member]
Fair Value Measurements [Abstract]
Investments	0	0
Valuation techniques based on observable market data (Level II) [Member] | Common Stock [Member]
Fair Value Measurements [Abstract]
Investments	0	0
Valuation techniques based on observable market data (Level II) [Member] | Common Collective Funds [Member]
Fair Value Measurements [Abstract]
Investments	0	0
Valuation techniques based on observable market data (Level II) [Member] | Participant-Directed Brokerage Account [Member] | Fixed Income Funds [Member]
Fair Value Measurements [Abstract]
Investments	0	0
Valuation techniques based on observable market data (Level II) [Member] | Participant-Directed Brokerage Account [Member] | Equity Funds – Capital Growth [Member]
Fair Value Measurements [Abstract]
Investments	0	0
Valuation techniques based on observable market data (Level II) [Member] | Participant-Directed Brokerage Account [Member] | Equity Funds – Current Income [Member]
Fair Value Measurements [Abstract]
Investments	0	0
Valuation techniques based on observable market data (Level II) [Member] | Participant-Directed Brokerage Account [Member] | Balanced Funds [Member]
Fair Value Measurements [Abstract]
Investments	0	0
Valuation techniques incorporating information other than observable market data (Level III) [Member]
Fair Value Measurements [Abstract]
Investments	0	0
Valuation techniques incorporating information other than observable market data (Level III) [Member] | Cash Equivalents [Member]
Fair Value Measurements [Abstract]
Investments	0	0
Valuation techniques incorporating information other than observable market data (Level III) [Member] | Fixed Income Funds [Member]
Fair Value Measurements [Abstract]
Investments	0	0
Valuation techniques incorporating information other than observable market data (Level III) [Member] | Equity Funds [Member]
Fair Value Measurements [Abstract]
Investments	0	0
Valuation techniques incorporating information other than observable market data (Level III) [Member] | Growth & Income Funds [Member]
Fair Value Measurements [Abstract]
Investments	0	0
Valuation techniques incorporating information other than observable market data (Level III) [Member] | International Funds [Member]
Fair Value Measurements [Abstract]
Investments	0	0
Valuation techniques incorporating information other than observable market data (Level III) [Member] | Mutual Funds [Member]
Fair Value Measurements [Abstract]
Investments	0	0
Valuation techniques incorporating information other than observable market data (Level III) [Member] | Common Stock - Participant-Directed Brokerage Account [Member]
Fair Value Measurements [Abstract]
Investments	0	0
Valuation techniques incorporating information other than observable market data (Level III) [Member] | Common Stock - Pharmaceuticals [Member]
Fair Value Measurements [Abstract]
Investments	0	0
Valuation techniques incorporating information other than observable market data (Level III) [Member] | Common Stock - Industrial [Member]
Fair Value Measurements [Abstract]
Investments	0	0
Valuation techniques incorporating information other than observable market data (Level III) [Member] | Common Stock [Member]
Fair Value Measurements [Abstract]
Investments	0	0
Valuation techniques incorporating information other than observable market data (Level III) [Member] | Common Collective Funds [Member]
Fair Value Measurements [Abstract]
Investments	0	0
Valuation techniques incorporating information other than observable market data (Level III) [Member] | Participant-Directed Brokerage Account [Member] | Fixed Income Funds [Member]
Fair Value Measurements [Abstract]
Investments	0	0
Valuation techniques incorporating information other than observable market data (Level III) [Member] | Participant-Directed Brokerage Account [Member] | Equity Funds – Capital Growth [Member]
Fair Value Measurements [Abstract]
Investments	0	0
Valuation techniques incorporating information other than observable market data (Level III) [Member] | Participant-Directed Brokerage Account [Member] | Equity Funds – Current Income [Member]
Fair Value Measurements [Abstract]
Investments	0	0
Valuation techniques incorporating information other than observable market data (Level III) [Member] | Participant-Directed Brokerage Account [Member] | Balanced Funds [Member]
Fair Value Measurements [Abstract]
Investments	$ 0	$ 0